Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000171792 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171792 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171792 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171792 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171792 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171792 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171792 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171792 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171792 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171792 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171792 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000171792 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171792 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171792 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171792 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000171792 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171792 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171792 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171792 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171792 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171792 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000171792 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000171790 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171790 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171790 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171790 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171790 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171790 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171790 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171790 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171790 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171790 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171790 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.60%
C000171790 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000171790 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171790 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171790 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000171790 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171790 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171790 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171790 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171790 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171790 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000171790 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000021244 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021244 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021244 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021244 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021244 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021244 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021244 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021244 | MUFG Securities Canada LtdFR_62479VAN3_0.000000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021244 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021244 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021244 | U.S. Government Obligations_FR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000021244 | AAA_FR_05377RHY3
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000021244 | A_FR_39541EAD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021244 | A_FR_55400DAB7
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021244 | BBB_FR_337738BD9
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000021244 | BB_FR_629377CW0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021244 | Not Rated_FR_984245AX8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021244 | CCC and Below_FR_12667GCH4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021244 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021244 | Not Rated_FR_59020U5U5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021244 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000021244 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000021244 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021244 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021244 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021244 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021244 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021244 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021244 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021244 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000021244 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021244 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000021246 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021246 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021246 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021246 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021246 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021246 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021246 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021246 | MUFG Securities Canada LtdFR_62479VAN3_0.000000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021246 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021246 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021246 | U.S. Government Obligations_FR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000021246 | AAA_FR_05377RHY3
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000021246 | A_FR_39541EAD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021246 | A_FR_55400DAB7
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021246 | BBB_FR_337738BD9
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000021246 | BB_FR_629377CW0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021246 | Not Rated_FR_984245AX8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021246 | CCC and Below_FR_12667GCH4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021246 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021246 | Not Rated_FR_59020U5U5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021246 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000021246 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000021246 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021246 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021246 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021246 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021246 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021246 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021246 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021246 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000021246 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021246 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000081828 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081828 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081828 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081828 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081828 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081828 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081828 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081828 | MUFG Securities Canada LtdFR_62479VAN3_0.000000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081828 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081828 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081828 | U.S. Government Obligations_FR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000081828 | AAA_FR_05377RHY3
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000081828 | A_FR_39541EAD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081828 | A_FR_55400DAB7
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000081828 | BBB_FR_337738BD9
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000081828 | BB_FR_629377CW0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081828 | Not Rated_FR_984245AX8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081828 | CCC and Below_FR_12667GCH4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081828 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081828 | Not Rated_FR_59020U5U5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081828 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000081828 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000081828 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000081828 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000081828 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000081828 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000081828 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081828 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081828 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081828 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000081828 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081828 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000021247 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021247 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021247 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021247 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021247 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021247 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021247 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021247 | MUFG Securities Canada LtdFR_62479VAN3_0.000000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021247 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021247 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021247 | U.S. Government Obligations_FR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000021247 | AAA_FR_05377RHY3
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000021247 | A_FR_39541EAD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021247 | A_FR_55400DAB7
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021247 | BBB_FR_337738BD9
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000021247 | BB_FR_629377CW0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021247 | Not Rated_FR_984245AX8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021247 | CCC and Below_FR_12667GCH4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021247 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021247 | Not Rated_FR_59020U5U5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021247 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000021247 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000021247 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021247 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021247 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021247 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021247 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021247 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021247 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021247 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000021247 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021247 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000234684 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234684 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234684 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234684 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234684 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234684 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234684 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234684 | MUFG Securities Canada LtdFR_62479VAN3_0.000000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234684 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234684 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234684 | U.S. Government Obligations_FR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000234684 | AAA_FR_05377RHY3
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000234684 | A_FR_39541EAD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234684 | A_FR_55400DAB7
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000234684 | BBB_FR_337738BD9
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000234684 | BB_FR_629377CW0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234684 | Not Rated_FR_984245AX8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234684 | CCC and Below_FR_12667GCH4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234684 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234684 | Not Rated_FR_59020U5U5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234684 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000234684 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000234684 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000234684 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234684 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000234684 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234684 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234684 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234684 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234684 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000234684 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234684 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000156745 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156745 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156745 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156745 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156745 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156745 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156745 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156745 | MUFG Securities Canada LtdFR_62479VAN3_0.000000_2026-01-22
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156745 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156745 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156745 | U.S. Government Obligations_FR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000156745 | AAA_FR_05377RHY3
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000156745 | A_FR_39541EAD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156745 | A_FR_55400DAB7
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000156745 | BBB_FR_337738BD9
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000156745 | BB_FR_629377CW0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156745 | Not Rated_FR_984245AX8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156745 | CCC and Below_FR_12667GCH4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156745 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156745 | Not Rated_FR_59020U5U5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156745 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000156745 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000156745 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156745 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156745 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000156745 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000156745 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156745 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156745 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156745 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000156745 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156745 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000021200 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021200 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021200 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021200 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021200 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021200 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021200 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021200 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021200 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021200 | Strategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021200 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000021200 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021200 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021200 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000021200 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000021200 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021200 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021200 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021200 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021200 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000021202 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021202 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021202 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021202 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021202 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021202 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021202 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021202 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021202 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021202 | Strategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021202 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000021202 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021202 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021202 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000021202 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000021202 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021202 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021202 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021202 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021202 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000081825 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000081825 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000081825 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000081825 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000081825 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000081825 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081825 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081825 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081825 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081825 | Strategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081825 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000081825 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000081825 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000081825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000081825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000081825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000081825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000081825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081825 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000021203 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000021203 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021203 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021203 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021203 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021203 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021203 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021203 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021203 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021203 | Strategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021203 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000021203 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021203 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021203 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000021203 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000021203 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021203 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021203 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021203 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021203 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000234682 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000234682 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000234682 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000234682 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234682 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234682 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234682 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234682 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234682 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234682 | Strategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234682 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000234682 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234682 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234682 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000234682 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000234682 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234682 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234682 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234682 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234682 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000215064 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000215064 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215064 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000215064 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215064 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000215064 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215064 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215064 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215064 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215064 | Strategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000215064 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215064 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215064 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000215064 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000215064 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215064 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000215064 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000215064 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215064 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240466 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240466 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240466 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240466 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240466 | U.S. Government Obligations_FR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000240466 | AAA_FR_88576XAA4
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240466 | AA_FR_64829DAG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240466 | A_FR_806851AK7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240466 | BBB_FR_87264ABW4
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000240466 | BB_FR_552953CK5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240466 | CCC and Below_FR_12669GTQ4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000240466 | Not Rated_FR_57645WAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240466 | Not Rated_FR_863579UL0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240466 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000240466 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000240466 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000240466 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000240466 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240466 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240466 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240466 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240466 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240466 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000240466 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240467 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240467 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240467 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240467 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240467 | U.S. Government Obligations_FR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000240467 | AAA_FR_88576XAA4
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240467 | AA_FR_64829DAG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240467 | A_FR_806851AK7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240467 | BBB_FR_87264ABW4
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000240467 | BB_FR_552953CK5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240467 | CCC and Below_FR_12669GTQ4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000240467 | Not Rated_FR_57645WAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240467 | Not Rated_FR_863579UL0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240467 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000240467 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000240467 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000240467 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000240467 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240467 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240467 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240467 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240467 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240467 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000240467 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240465 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240465 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240465 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240465 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240465 | U.S. Government Obligations_FR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000240465 | AAA_FR_88576XAA4
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240465 | AA_FR_64829DAG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240465 | A_FR_806851AK7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240465 | BBB_FR_87264ABW4
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000240465 | BB_FR_552953CK5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240465 | CCC and Below_FR_12669GTQ4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000240465 | Not Rated_FR_57645WAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240465 | Not Rated_FR_863579UL0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240465 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000240465 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000240465 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000240465 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000240465 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240465 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240465 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240465 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240465 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240465 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000240465 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137931 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137931 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137931 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000137931 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137931 | U.S. Government Obligations_FR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000137931 | AAA_FR_88576XAA4
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000137931 | AA_FR_64829DAG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000137931 | A_FR_806851AK7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000137931 | BBB_FR_87264ABW4
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000137931 | BB_FR_552953CK5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137931 | CCC and Below_FR_12669GTQ4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000137931 | Not Rated_FR_57645WAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137931 | Not Rated_FR_863579UL0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137931 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000137931 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000137931 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000137931 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000137931 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000137931 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000137931 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137931 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000137931 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137931 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000137931 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171831 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171831 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171831 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171831 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171831 | U.S. Government Obligations_FR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000171831 | AAA_FR_88576XAA4
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171831 | AA_FR_64829DAG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171831 | A_FR_806851AK7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171831 | BBB_FR_87264ABW4
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000171831 | BB_FR_552953CK5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171831 | CCC and Below_FR_12669GTQ4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000171831 | Not Rated_FR_57645WAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171831 | Not Rated_FR_863579UL0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171831 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000171831 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000171831 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000171831 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000171831 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171831 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171831 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171831 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171831 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171831 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000171831 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171829 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171829 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171829 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171829 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171829 | U.S. Government Obligations_FR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000171829 | AAA_FR_88576XAA4
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171829 | AA_FR_64829DAG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171829 | A_FR_806851AK7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171829 | BBB_FR_87264ABW4
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000171829 | BB_FR_552953CK5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171829 | CCC and Below_FR_12669GTQ4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000171829 | Not Rated_FR_57645WAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171829 | Not Rated_FR_863579UL0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171829 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000171829 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000171829 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000171829 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000171829 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171829 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171829 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171829 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171829 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171829 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000171829 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171830 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171830 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171830 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171830 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171830 | U.S. Government Obligations_FR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000171830 | AAA_FR_88576XAA4
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171830 | AA_FR_64829DAG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171830 | A_FR_806851AK7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171830 | BBB_FR_87264ABW4
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000171830 | BB_FR_552953CK5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171830 | CCC and Below_FR_12669GTQ4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000171830 | Not Rated_FR_57645WAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171830 | Not Rated_FR_863579UL0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171830 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000171830 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000171830 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000171830 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000171830 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171830 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171830 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171830 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171830 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171830 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000171830 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228029 | U.S. Treasury BillsFR_912797RJ8_0.010000_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228029 | U.S. Treasury NotesFR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228029 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228029 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228029 | U.S. Government Obligations_FR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000228029 | AAA_FR_88576XAA4
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228029 | AA_FR_64829DAG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228029 | A_FR_806851AK7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000228029 | BBB_FR_87264ABW4
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000228029 | BB_FR_552953CK5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228029 | CCC and Below_FR_12669GTQ4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
C000228029 | Not Rated_FR_57645WAA8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228029 | Not Rated_FR_863579UL0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228029 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000228029 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000228029 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000228029 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000228029 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228029 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228029 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228029 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228029 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228029 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000228029 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000103735 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103735 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103735 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103735 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103735 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103735 | Saudi Arabian Oil Co.FR_80414L3F0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103735 | Mexico BonosFR_ACI2STC46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103735 | Egypt Government BondsFR_ACI2ZX562
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103735 | Romania Government International BondsFR_77586RAX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103735 | Inter-American Development BankFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103735 | _FR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103735 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103735 | A_FR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103735 | BBB_FR_455780DQ6
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000103735 | BB_FR_87216EAA4
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000103735 | _FR_00971YAK6
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000103735 | CCC and Below_FR_918212AA9
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000103735 | CCC and Below_FR_ACI2PCK47
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103735 | Not Rated_FR_P7807HAQ8
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103735 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103735 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000103735 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103735 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000103735 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103735 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000103735 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103736 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103736 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103736 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103736 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103736 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103736 | Saudi Arabian Oil Co.FR_80414L3F0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103736 | Mexico BonosFR_ACI2STC46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103736 | Egypt Government BondsFR_ACI2ZX562
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103736 | Romania Government International BondsFR_77586RAX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103736 | Inter-American Development BankFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103736 | _FR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103736 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103736 | A_FR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103736 | BBB_FR_455780DQ6
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000103736 | BB_FR_87216EAA4
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000103736 | _FR_00971YAK6
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000103736 | CCC and Below_FR_918212AA9
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000103736 | CCC and Below_FR_ACI2PCK47
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103736 | Not Rated_FR_P7807HAQ8
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103736 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103736 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000103736 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103736 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000103736 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103736 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000103736 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103737 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103737 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103737 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103737 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103737 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103737 | Saudi Arabian Oil Co.FR_80414L3F0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103737 | Mexico BonosFR_ACI2STC46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103737 | Egypt Government BondsFR_ACI2ZX562
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103737 | Romania Government International BondsFR_77586RAX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103737 | Inter-American Development BankFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103737 | _FR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103737 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103737 | A_FR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103737 | BBB_FR_455780DQ6
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000103737 | BB_FR_87216EAA4
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000103737 | _FR_00971YAK6
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000103737 | CCC and Below_FR_918212AA9
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000103737 | CCC and Below_FR_ACI2PCK47
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103737 | Not Rated_FR_P7807HAQ8
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103737 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103737 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000103737 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103737 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000103737 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103737 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000103737 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103738 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103738 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103738 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103738 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103738 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103738 | Saudi Arabian Oil Co.FR_80414L3F0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103738 | Mexico BonosFR_ACI2STC46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103738 | Egypt Government BondsFR_ACI2ZX562
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103738 | Romania Government International BondsFR_77586RAX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103738 | Inter-American Development BankFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103738 | _FR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000103738 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103738 | A_FR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103738 | BBB_FR_455780DQ6
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000103738 | BB_FR_87216EAA4
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000103738 | _FR_00971YAK6
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000103738 | CCC and Below_FR_918212AA9
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000103738 | CCC and Below_FR_ACI2PCK47
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103738 | Not Rated_FR_P7807HAQ8
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000103738 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103738 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000103738 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103738 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000103738 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000103738 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000103738 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156761 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156761 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156761 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156761 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156761 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156761 | Saudi Arabian Oil Co.FR_80414L3F0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156761 | Mexico BonosFR_ACI2STC46
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156761 | Egypt Government BondsFR_ACI2ZX562
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156761 | Romania Government International BondsFR_77586RAX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156761 | Inter-American Development BankFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156761 | _FR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156761 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156761 | A_FR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156761 | BBB_FR_455780DQ6
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000156761 | BB_FR_87216EAA4
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000156761 | _FR_00971YAK6
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000156761 | CCC and Below_FR_918212AA9
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156761 | CCC and Below_FR_ACI2PCK47
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156761 | Not Rated_FR_P7807HAQ8
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000156761 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156761 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000156761 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156761 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000156761 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156761 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000156761 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216506 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216506 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216506 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216506 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216506 | Naspers Ltd.FR_ACI30CJZ5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216506 | Zijin Mining Group Co. Ltd.FR_672529906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216506 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216506 | ACM Research, Inc.FR_00108J109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216506 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216506 | Shinhan Financial Group Co. Ltd.FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216506 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000216506 | China
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000216506 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000216506 | India
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000216506 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000216506 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216506 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216506 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216506 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216506 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216506 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000216506 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216506 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000216506 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000216506 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216506 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000216506 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216506 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000216506 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000216506 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216506 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216506 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216506 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216505 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216505 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216505 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216505 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216505 | Naspers Ltd.FR_ACI30CJZ5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216505 | Zijin Mining Group Co. Ltd.FR_672529906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216505 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216505 | ACM Research, Inc.FR_00108J109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216505 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216505 | Shinhan Financial Group Co. Ltd.FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216505 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000216505 | China
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000216505 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000216505 | India
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000216505 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000216505 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216505 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216505 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216505 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216505 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216505 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000216505 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216505 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000216505 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000216505 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216505 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000216505 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216505 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000216505 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000216505 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216505 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216505 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216505 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216501 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000216501 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216501 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216501 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216501 | Naspers Ltd.FR_ACI30CJZ5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216501 | Zijin Mining Group Co. Ltd.FR_672529906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216501 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216501 | ACM Research, Inc.FR_00108J109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216501 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216501 | Shinhan Financial Group Co. Ltd.FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216501 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000216501 | China
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000216501 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000216501 | India
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000216501 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000216501 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216501 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216501 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216501 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216501 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000216501 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216501 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000216501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000216501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000216501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000216501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000216501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216501 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125977 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125977 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000125977 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125977 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125977 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125977 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125977 | DT Midstream, Inc.FR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125977 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125977 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125977 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125977 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000125977 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125977 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125977 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000125978 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125978 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000125978 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125978 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125978 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125978 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125978 | DT Midstream, Inc.FR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125978 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125978 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125978 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125978 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000125978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125978 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125978 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000125979 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125979 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000125979 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125979 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125979 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125979 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125979 | DT Midstream, Inc.FR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125979 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125979 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125979 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125979 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000125979 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125979 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125979 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000125980 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125980 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000125980 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125980 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125980 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125980 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125980 | DT Midstream, Inc.FR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125980 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125980 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125980 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125980 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.80%
C000125980 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125980 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125980 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000132297 | Tenet Healthcare Corp.FR_88033GDQ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132297 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132297 | Bausch & Lomb Corp.FR_C0787FAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132297 | BCPE North Star U.S. HoldCo 2, Inc.FR_05552DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | PetSmart, Inc.FR_71677HAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | Flynn Restaurant Group LPFR_34410JAG6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | BIFM U.S. Finance LLCFR_G0757GAH5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | Nomad Foods U.S. LLCFR_G6562AAP2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132297 | Filtration Group Corp.FR_31732FAX4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132297 | _FR_69701XAJ3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132297 | BBB_FR_16117LCE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132297 | BB_FR_21924NAB4
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000132297 | B_FR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000132297 | CCC and Below_FR_50183CAC1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132297 | B_FR_03304EAB2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132297 | Not Rated_FR_38349FAD8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132297 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132297 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000132297 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132297 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132297 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132297 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000132297 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000132297 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132297 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[31]
C000132298 | Tenet Healthcare Corp.FR_88033GDQ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132298 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132298 | Bausch & Lomb Corp.FR_C0787FAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132298 | BCPE North Star U.S. HoldCo 2, Inc.FR_05552DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | PetSmart, Inc.FR_71677HAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | Flynn Restaurant Group LPFR_34410JAG6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | BIFM U.S. Finance LLCFR_G0757GAH5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | Nomad Foods U.S. LLCFR_G6562AAP2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132298 | Filtration Group Corp.FR_31732FAX4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132298 | _FR_69701XAJ3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132298 | BBB_FR_16117LCE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132298 | BB_FR_21924NAB4
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000132298 | B_FR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000132298 | CCC and Below_FR_50183CAC1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132298 | B_FR_03304EAB2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132298 | Not Rated_FR_38349FAD8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132298 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132298 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000132298 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132298 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132298 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132298 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000132298 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000132298 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132298 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000132299 | Tenet Healthcare Corp.FR_88033GDQ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132299 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132299 | Bausch & Lomb Corp.FR_C0787FAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132299 | BCPE North Star U.S. HoldCo 2, Inc.FR_05552DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | PetSmart, Inc.FR_71677HAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | Flynn Restaurant Group LPFR_34410JAG6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | BIFM U.S. Finance LLCFR_G0757GAH5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | Nomad Foods U.S. LLCFR_G6562AAP2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132299 | Filtration Group Corp.FR_31732FAX4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132299 | _FR_69701XAJ3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132299 | BBB_FR_16117LCE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132299 | BB_FR_21924NAB4
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000132299 | B_FR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000132299 | CCC and Below_FR_50183CAC1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132299 | B_FR_03304EAB2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132299 | Not Rated_FR_38349FAD8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132299 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132299 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000132299 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132299 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132299 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132299 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000132299 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000132299 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132299 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000132300 | Tenet Healthcare Corp.FR_88033GDQ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132300 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132300 | Bausch & Lomb Corp.FR_C0787FAJ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132300 | BCPE North Star U.S. HoldCo 2, Inc.FR_05552DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | PetSmart, Inc.FR_71677HAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | Flynn Restaurant Group LPFR_34410JAG6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | BIFM U.S. Finance LLCFR_G0757GAH5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | Nomad Foods U.S. LLCFR_G6562AAP2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132300 | Filtration Group Corp.FR_31732FAX4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132300 | _FR_69701XAJ3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132300 | BBB_FR_16117LCE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132300 | BB_FR_21924NAB4
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000132300 | B_FR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000132300 | CCC and Below_FR_50183CAC1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000132300 | B_FR_03304EAB2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132300 | Not Rated_FR_38349FAD8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132300 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132300 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000132300 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132300 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132300 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132300 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000132300 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000132300 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132300 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000021252 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.863503_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021252 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021252 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021252 | U.S. Treasury BillsFR_912797SN8_0.010000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021252 | U.S. Treasury BillsFR_912797RV1_2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021252 | U.S. Treasury Floating Rate NotesFR_91282CNQ0_3.924503_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021252 | U.S. Treasury BillsFR_912797RV1_0.010000_2026-03-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021252 | U.S. Treasury BillsFR_912797RL3_0.010000_2026-02-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021252 | Federal Farm Credit Banks Funding Corp.FR_3133ERXN6_4.175000_2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021252 | U.S. Treasury BillsFR_912797RQ2_0.010000_2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021252 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021252 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021252 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021252 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000021252 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000021252 | AssetShort-Term U.S. Government Agency Obligiations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021254 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.863503_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021254 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021254 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021254 | U.S. Treasury BillsFR_912797SN8_0.010000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021254 | U.S. Treasury BillsFR_912797RV1_2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021254 | U.S. Treasury Floating Rate NotesFR_91282CNQ0_3.924503_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021254 | U.S. Treasury BillsFR_912797RV1_0.010000_2026-03-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021254 | U.S. Treasury BillsFR_912797RL3_0.010000_2026-02-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021254 | Federal Farm Credit Banks Funding Corp.FR_3133ERXN6_4.175000_2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021254 | U.S. Treasury BillsFR_912797RQ2_0.010000_2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021254 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021254 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021254 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021254 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000021254 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000021254 | AssetShort-Term U.S. Government Agency Obligiations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000081830 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.863503_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081830 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081830 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081830 | U.S. Treasury BillsFR_912797SN8_0.010000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081830 | U.S. Treasury BillsFR_912797RV1_2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081830 | U.S. Treasury Floating Rate NotesFR_91282CNQ0_3.924503_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081830 | U.S. Treasury BillsFR_912797RV1_0.010000_2026-03-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081830 | U.S. Treasury BillsFR_912797RL3_0.010000_2026-02-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081830 | Federal Farm Credit Banks Funding Corp.FR_3133ERXN6_4.175000_2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081830 | U.S. Treasury BillsFR_912797RQ2_0.010000_2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081830 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081830 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000081830 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000081830 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000081830 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000081830 | AssetShort-Term U.S. Government Agency Obligiations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021255 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.863503_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021255 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021255 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021255 | U.S. Treasury BillsFR_912797SN8_0.010000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021255 | U.S. Treasury BillsFR_912797RV1_2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021255 | U.S. Treasury Floating Rate NotesFR_91282CNQ0_3.924503_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021255 | U.S. Treasury BillsFR_912797RV1_0.010000_2026-03-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021255 | U.S. Treasury BillsFR_912797RL3_0.010000_2026-02-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021255 | Federal Farm Credit Banks Funding Corp.FR_3133ERXN6_4.175000_2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021255 | U.S. Treasury BillsFR_912797RQ2_0.010000_2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021255 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021255 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021255 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021255 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000021255 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000021255 | AssetShort-Term U.S. Government Agency Obligiations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171813 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.863503_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171813 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171813 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171813 | U.S. Treasury BillsFR_912797SN8_0.010000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171813 | U.S. Treasury BillsFR_912797RV1_2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171813 | U.S. Treasury Floating Rate NotesFR_91282CNQ0_3.924503_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171813 | U.S. Treasury BillsFR_912797RV1_0.010000_2026-03-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171813 | U.S. Treasury BillsFR_912797RL3_0.010000_2026-02-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171813 | Federal Farm Credit Banks Funding Corp.FR_3133ERXN6_4.175000_2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171813 | U.S. Treasury BillsFR_912797RQ2_0.010000_2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171813 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171813 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171813 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000171813 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000171813 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000171813 | AssetShort-Term U.S. Government Agency Obligiations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171811 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.863503_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171811 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171811 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171811 | U.S. Treasury BillsFR_912797SN8_0.010000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171811 | U.S. Treasury BillsFR_912797RV1_2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171811 | U.S. Treasury Floating Rate NotesFR_91282CNQ0_3.924503_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171811 | U.S. Treasury BillsFR_912797RV1_0.010000_2026-03-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171811 | U.S. Treasury BillsFR_912797RL3_0.010000_2026-02-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171811 | Federal Farm Credit Banks Funding Corp.FR_3133ERXN6_4.175000_2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171811 | U.S. Treasury BillsFR_912797RQ2_0.010000_2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171811 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171811 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171811 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000171811 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000171811 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000171811 | AssetShort-Term U.S. Government Agency Obligiations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171812 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_3.863503_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171812 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171812 | U.S. Treasury BillsFR_912797SJ7_0.010000_2026-02-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171812 | U.S. Treasury BillsFR_912797SN8_0.010000_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171812 | U.S. Treasury BillsFR_912797RV1_2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171812 | U.S. Treasury Floating Rate NotesFR_91282CNQ0_3.924503_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171812 | U.S. Treasury BillsFR_912797RV1_0.010000_2026-03-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171812 | U.S. Treasury BillsFR_912797RL3_0.010000_2026-02-05
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171812 | Federal Farm Credit Banks Funding Corp.FR_3133ERXN6_4.175000_2026-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171812 | U.S. Treasury BillsFR_912797RQ2_0.010000_2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171812 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171812 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171812 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000171812 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000171812 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000171812 | AssetShort-Term U.S. Government Agency Obligiations
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021232 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021232 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021232 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021232 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021232 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021232 | Magnera Corp.FR_55939AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021232 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021232 | Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-IssuerFR_70052LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021232 | Cascades, Inc./Cascades USA, Inc.FR_14739LAD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021232 | ION Platform Finance U.S., Inc./ION Platform Finance SARLFR_46206AAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021232 | BBB_FR_428102AG2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021232 | BB_FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000021232 | B_FR_37185LAN2
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000021232 | CCC and Below_FR_20338QAA1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021232 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021232 | Not Rated_FR_225401AL2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021232 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000021232 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021232 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021232 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000021232 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021234 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021234 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021234 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021234 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021234 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021234 | Magnera Corp.FR_55939AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021234 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021234 | Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-IssuerFR_70052LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021234 | Cascades, Inc./Cascades USA, Inc.FR_14739LAD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021234 | ION Platform Finance U.S., Inc./ION Platform Finance SARLFR_46206AAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021234 | BBB_FR_428102AG2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021234 | BB_FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000021234 | B_FR_37185LAN2
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000021234 | CCC and Below_FR_20338QAA1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021234 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021234 | Not Rated_FR_225401AL2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021234 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021234 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000021234 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021234 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021234 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000021234 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000081826 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081826 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081826 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081826 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081826 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081826 | Magnera Corp.FR_55939AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081826 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081826 | Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-IssuerFR_70052LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081826 | Cascades, Inc./Cascades USA, Inc.FR_14739LAD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081826 | ION Platform Finance U.S., Inc./ION Platform Finance SARLFR_46206AAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081826 | BBB_FR_428102AG2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000081826 | BB_FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000081826 | B_FR_37185LAN2
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000081826 | CCC and Below_FR_20338QAA1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081826 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081826 | Not Rated_FR_225401AL2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081826 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081826 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000081826 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081826 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081826 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000081826 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021235 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021235 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021235 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021235 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021235 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021235 | Magnera Corp.FR_55939AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021235 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021235 | Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-IssuerFR_70052LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021235 | Cascades, Inc./Cascades USA, Inc.FR_14739LAD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021235 | ION Platform Finance U.S., Inc./ION Platform Finance SARLFR_46206AAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021235 | BBB_FR_428102AG2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021235 | BB_FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000021235 | B_FR_37185LAN2
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000021235 | CCC and Below_FR_20338QAA1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021235 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021235 | Not Rated_FR_225401AL2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021235 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021235 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000021235 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021235 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021235 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000021235 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171810 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171810 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171810 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171810 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171810 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171810 | Magnera Corp.FR_55939AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171810 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171810 | Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-IssuerFR_70052LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171810 | Cascades, Inc./Cascades USA, Inc.FR_14739LAD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171810 | ION Platform Finance U.S., Inc./ION Platform Finance SARLFR_46206AAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171810 | BBB_FR_428102AG2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171810 | BB_FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000171810 | B_FR_37185LAN2
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000171810 | CCC and Below_FR_20338QAA1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000171810 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171810 | Not Rated_FR_225401AL2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171810 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171810 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000171810 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171810 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171810 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000171810 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171808 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171808 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171808 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171808 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171808 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171808 | Magnera Corp.FR_55939AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171808 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171808 | Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-IssuerFR_70052LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171808 | Cascades, Inc./Cascades USA, Inc.FR_14739LAD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171808 | ION Platform Finance U.S., Inc./ION Platform Finance SARLFR_46206AAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171808 | BBB_FR_428102AG2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171808 | BB_FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000171808 | B_FR_37185LAN2
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000171808 | CCC and Below_FR_20338QAA1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000171808 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171808 | Not Rated_FR_225401AL2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171808 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171808 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000171808 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171808 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171808 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000171808 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171809 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171809 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171809 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171809 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171809 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171809 | Magnera Corp.FR_55939AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171809 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171809 | Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-IssuerFR_70052LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171809 | Cascades, Inc./Cascades USA, Inc.FR_14739LAD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171809 | ION Platform Finance U.S., Inc./ION Platform Finance SARLFR_46206AAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171809 | BBB_FR_428102AG2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171809 | BB_FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000171809 | B_FR_37185LAN2
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000171809 | CCC and Below_FR_20338QAA1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000171809 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171809 | Not Rated_FR_225401AL2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171809 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171809 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000171809 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171809 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171809 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000171809 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156743 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156743 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156743 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156743 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156743 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156743 | Magnera Corp.FR_55939AAA5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156743 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156743 | Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-IssuerFR_70052LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156743 | Cascades, Inc./Cascades USA, Inc.FR_14739LAD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156743 | ION Platform Finance U.S., Inc./ION Platform Finance SARLFR_46206AAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156743 | BBB_FR_428102AG2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156743 | BB_FR_29103CAA6
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000156743 | B_FR_37185LAN2
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000156743 | CCC and Below_FR_20338QAA1
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156743 | _FR_38349YAB1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156743 | Not Rated_FR_225401AL2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156743 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156743 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000156743 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156743 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156743 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000156743 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129483 | U.S. Treasury BillsFR_912797QP5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129483 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129483 | Public Finance AuthorityFR_74442PS22
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129483 | Illinois State Toll Highway AuthorityFR_452252KS7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129483 | New Hampshire Business Finance AuthorityFR_63608TAM2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129483 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129483 | Warren County Port AuthorityFR_935163CL7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129483 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129483 | Savannah Convention Center AuthorityFR_804828AX9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129483 | California Infrastructure & Economic Development BankFR_13034A6B1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129483 | U.S. Government Obligations_FR_912797QP5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129483 | AAA_FR_34074MWM9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000129483 | AA_FR_64579F7P2
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000129483 | A_FR_452152GS4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129483 | Not Rated_FR_64971PFC4
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000129483 | BB_FR_67884XCN5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129483 | B_FR_71885FEM5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129483 | Not Rated_FR_594751AM1
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000129483 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129483 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129483 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129483 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000129484 | U.S. Treasury BillsFR_912797QP5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129484 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129484 | Public Finance AuthorityFR_74442PS22
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129484 | Illinois State Toll Highway AuthorityFR_452252KS7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129484 | New Hampshire Business Finance AuthorityFR_63608TAM2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129484 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129484 | Warren County Port AuthorityFR_935163CL7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129484 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129484 | Savannah Convention Center AuthorityFR_804828AX9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129484 | California Infrastructure & Economic Development BankFR_13034A6B1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129484 | U.S. Government Obligations_FR_912797QP5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129484 | AAA_FR_34074MWM9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000129484 | AA_FR_64579F7P2
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000129484 | A_FR_452152GS4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129484 | Not Rated_FR_64971PFC4
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000129484 | BB_FR_67884XCN5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129484 | B_FR_71885FEM5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129484 | Not Rated_FR_594751AM1
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000129484 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129484 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129484 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129484 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000129485 | U.S. Treasury BillsFR_912797QP5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129485 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129485 | Public Finance AuthorityFR_74442PS22
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129485 | Illinois State Toll Highway AuthorityFR_452252KS7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129485 | New Hampshire Business Finance AuthorityFR_63608TAM2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129485 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129485 | Warren County Port AuthorityFR_935163CL7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129485 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129485 | Savannah Convention Center AuthorityFR_804828AX9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129485 | California Infrastructure & Economic Development BankFR_13034A6B1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000129485 | U.S. Government Obligations_FR_912797QP5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129485 | AAA_FR_34074MWM9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000129485 | AA_FR_64579F7P2
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000129485 | A_FR_452152GS4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000129485 | Not Rated_FR_64971PFC4
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000129485 | BB_FR_67884XCN5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129485 | B_FR_71885FEM5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129485 | Not Rated_FR_594751AM1
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000129485 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129485 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129485 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129485 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129485 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000173652 | U.S. Treasury BillsFR_912797QP5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173652 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173652 | Public Finance AuthorityFR_74442PS22
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173652 | Illinois State Toll Highway AuthorityFR_452252KS7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173652 | New Hampshire Business Finance AuthorityFR_63608TAM2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173652 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173652 | Warren County Port AuthorityFR_935163CL7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173652 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173652 | Savannah Convention Center AuthorityFR_804828AX9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173652 | California Infrastructure & Economic Development BankFR_13034A6B1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173652 | U.S. Government Obligations_FR_912797QP5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173652 | AAA_FR_34074MWM9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173652 | AA_FR_64579F7P2
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000173652 | A_FR_452152GS4
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000173652 | Not Rated_FR_64971PFC4
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000173652 | BB_FR_67884XCN5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000173652 | B_FR_71885FEM5
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173652 | Not Rated_FR_594751AM1
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000173652 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173652 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173652 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173652 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173652 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137930 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137930 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137930 | U.S. Government Obligations_FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000137930 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137930 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137930 | A_FR_61747YFU4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000137930 | BBB_FR_86765BAQ2
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000137930 | _FR_693506BY2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137930 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000137930 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000137930 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137930 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000137930 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137930 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000137930 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137927 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137927 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137927 | U.S. Government Obligations_FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000137927 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137927 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137927 | A_FR_61747YFU4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000137927 | BBB_FR_86765BAQ2
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000137927 | _FR_693506BY2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137927 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000137927 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000137927 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137927 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000137927 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137927 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000137927 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137928 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137928 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137928 | U.S. Government Obligations_FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000137928 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137928 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137928 | A_FR_61747YFU4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000137928 | BBB_FR_86765BAQ2
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000137928 | _FR_693506BY2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137928 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000137928 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000137928 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137928 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000137928 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137928 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000137928 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000137929 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137929 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137929 | U.S. Government Obligations_FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000137929 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137929 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000137929 | A_FR_61747YFU4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000137929 | BBB_FR_86765BAQ2
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000137929 | _FR_693506BY2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137929 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000137929 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000137929 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137929 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000137929 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137929 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000137929 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244911 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244911 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244911 | U.S. Government Obligations_FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000244911 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244911 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244911 | A_FR_61747YFU4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244911 | BBB_FR_86765BAQ2
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244911 | _FR_693506BY2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244911 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000244911 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000244911 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244911 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244911 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244911 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000244911 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244910 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244910 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244910 | U.S. Government Obligations_FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000244910 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244910 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244910 | A_FR_61747YFU4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244910 | BBB_FR_86765BAQ2
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244910 | _FR_693506BY2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244910 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000244910 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000244910 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244910 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244910 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244910 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000244910 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244909 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244909 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244909 | U.S. Government Obligations_FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000244909 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244909 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244909 | A_FR_61747YFU4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244909 | BBB_FR_86765BAQ2
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244909 | _FR_693506BY2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244909 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000244909 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000244909 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244909 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244909 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244909 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000244909 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000172159 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172159 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172159 | U.S. Government Obligations_FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000172159 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172159 | Not Rated_FR_BYY5F1II0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172159 | A_FR_61747YFU4
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000172159 | BBB_FR_86765BAQ2
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000172159 | _FR_693506BY2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000172159 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000172159 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000172159 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172159 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000172159 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172159 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000172159 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119592 | New York City Municipal Water Finance AuthorityFR_64972GCQ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119592 | Development Authority of Burke CountyFR_121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119592 | New York State Dormitory AuthorityFR_65000BYU6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119592 | Wisconsin Health & Educational Facilities AuthorityFR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | Isle Wight County Industrial Development AuthorityFR_464637AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | Lancaster Financing AuthorityFR_51378QBN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119592 | California Enterprise Development AuthorityFR_13067VBT0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119592 | Public Finance AuthorityFR_74444UAV4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119592 | Fishers Town Hall Building Corp.FR_338042EL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119592 | AAA_FR_303867LY9
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000119592 | AA_FR_93978LJA5
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000119592 | A_FR_93515PBR7
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000119592 | BBB_FR_677525WG8
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000119592 | Not Rated_FR_13057HAQ0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119592 | _FR_760184GW5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000119592 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000119592 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000119592 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000119593 | New York City Municipal Water Finance AuthorityFR_64972GCQ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119593 | Development Authority of Burke CountyFR_121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119593 | New York State Dormitory AuthorityFR_65000BYU6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119593 | Wisconsin Health & Educational Facilities AuthorityFR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | Isle Wight County Industrial Development AuthorityFR_464637AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | Lancaster Financing AuthorityFR_51378QBN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119593 | California Enterprise Development AuthorityFR_13067VBT0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119593 | Public Finance AuthorityFR_74444UAV4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119593 | Fishers Town Hall Building Corp.FR_338042EL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119593 | AAA_FR_303867LY9
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000119593 | AA_FR_93978LJA5
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000119593 | A_FR_93515PBR7
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000119593 | BBB_FR_677525WG8
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000119593 | Not Rated_FR_13057HAQ0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119593 | _FR_760184GW5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000119593 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000119593 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000119593 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000119594 | New York City Municipal Water Finance AuthorityFR_64972GCQ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119594 | Development Authority of Burke CountyFR_121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119594 | New York State Dormitory AuthorityFR_65000BYU6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119594 | Wisconsin Health & Educational Facilities AuthorityFR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | Isle Wight County Industrial Development AuthorityFR_464637AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | Lancaster Financing AuthorityFR_51378QBN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119594 | California Enterprise Development AuthorityFR_13067VBT0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119594 | Public Finance AuthorityFR_74444UAV4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119594 | Fishers Town Hall Building Corp.FR_338042EL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119594 | AAA_FR_303867LY9
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000119594 | AA_FR_93978LJA5
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000119594 | A_FR_93515PBR7
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000119594 | BBB_FR_677525WG8
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000119594 | Not Rated_FR_13057HAQ0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119594 | _FR_760184GW5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000119594 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000119594 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000119594 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000173651 | New York City Municipal Water Finance AuthorityFR_64972GCQ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173651 | Development Authority of Burke CountyFR_121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173651 | New York State Dormitory AuthorityFR_65000BYU6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173651 | Wisconsin Health & Educational Facilities AuthorityFR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | Isle Wight County Industrial Development AuthorityFR_464637AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | Lancaster Financing AuthorityFR_51378QBN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173651 | California Enterprise Development AuthorityFR_13067VBT0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173651 | Public Finance AuthorityFR_74444UAV4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173651 | Fishers Town Hall Building Corp.FR_338042EL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173651 | AAA_FR_303867LY9
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000173651 | AA_FR_93978LJA5
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000173651 | A_FR_93515PBR7
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000173651 | BBB_FR_677525WG8
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000173651 | Not Rated_FR_13057HAQ0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173651 | _FR_760184GW5
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000173651 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000173651 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000173651 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000095924 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095924 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095924 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095924 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095924 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095924 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095924 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095924 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095924 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095924 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095924 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095924 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000095924 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000095924 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000095924 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000095924 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000095924 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000095924 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000095924 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095924 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095924 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095924 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095924 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000095924 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000095924 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000095924 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000095924 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000095924 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095924 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000095924 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000095924 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095924 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000095924 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095924 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095924 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095925 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095925 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095925 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095925 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095925 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095925 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095925 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095925 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095925 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095925 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095925 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095925 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000095925 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000095925 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000095925 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000095925 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000095925 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000095925 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000095925 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095925 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095925 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095925 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095925 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000095925 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000095925 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000095925 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000095925 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000095925 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095925 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000095925 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000095925 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095925 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000095925 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095925 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095925 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095926 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095926 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095926 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095926 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095926 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095926 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095926 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095926 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095926 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095926 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095926 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095926 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000095926 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000095926 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000095926 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000095926 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000095926 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000095926 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000095926 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095926 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095926 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095926 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095926 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000095926 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000095926 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000095926 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000095926 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000095926 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095926 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000095926 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000095926 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095926 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000095926 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095926 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095926 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095927 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095927 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095927 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095927 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095927 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095927 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095927 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095927 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095927 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095927 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095927 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095927 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000095927 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000095927 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000095927 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000095927 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000095927 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000095927 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000095927 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095927 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095927 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095927 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095927 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000095927 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000095927 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000095927 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000095927 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000095927 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095927 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000095927 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000095927 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095927 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000095927 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095927 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095927 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171816 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171816 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171816 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171816 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171816 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171816 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171816 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171816 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171816 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171816 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171816 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171816 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000171816 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000171816 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000171816 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000171816 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171816 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171816 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171816 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171816 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171816 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171816 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171816 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000171816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000171816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000171816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171816 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171816 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171816 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171814 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171814 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171814 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171814 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171814 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171814 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171814 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171814 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171814 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171814 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171814 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171814 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000171814 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000171814 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000171814 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000171814 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171814 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171814 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171814 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171814 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171814 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171814 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171814 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171814 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171814 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000171814 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000171814 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171814 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171814 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000171814 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171814 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171814 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171814 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171814 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171814 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171815 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171815 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171815 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171815 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171815 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171815 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171815 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171815 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171815 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171815 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171815 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171815 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000171815 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000171815 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000171815 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000171815 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171815 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171815 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171815 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171815 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171815 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171815 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171815 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171815 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171815 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000171815 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000171815 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171815 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171815 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000171815 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171815 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171815 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171815 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171815 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171815 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156759 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156759 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156759 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156759 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156759 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156759 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156759 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156759 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156759 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156759 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156759 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156759 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000156759 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000156759 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000156759 | France
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000156759 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156759 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000156759 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000156759 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156759 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156759 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156759 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156759 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156759 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000156759 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000156759 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000156759 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000156759 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156759 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000156759 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156759 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156759 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156759 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156759 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156759 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198978 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198978 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198978 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198978 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000198978 | Ajinomoto Co., Inc.FR_601090004
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198978 | Hoya Corp.FR_644150005
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198978 | Salmar ASAFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198978 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198978 | ASM International NVFR_516529906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198978 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198978 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000198978 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000198978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198978 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000198978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198978 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198978 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198978 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198978 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000198978 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000198978 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000198978 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198978 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198978 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198978 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000198978 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198980 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198980 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198980 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198980 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000198980 | Ajinomoto Co., Inc.FR_601090004
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198980 | Hoya Corp.FR_644150005
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198980 | Salmar ASAFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198980 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198980 | ASM International NVFR_516529906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198980 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198980 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198980 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000198980 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198980 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000198980 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198980 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000198980 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198980 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198980 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198980 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198980 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198980 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198980 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000198980 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000198980 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000198980 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198980 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198980 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198980 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000198980 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021184 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021184 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021184 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021184 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021184 | Ajinomoto Co., Inc.FR_601090004
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021184 | Hoya Corp.FR_644150005
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021184 | Salmar ASAFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021184 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021184 | ASM International NVFR_516529906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021184 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021184 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021184 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021184 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021184 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000021184 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021184 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021184 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021184 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021184 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000021184 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021184 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021184 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021184 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000021184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000021184 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000021184 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021184 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021184 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021184 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021184 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198983 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198983 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198983 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198983 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000198983 | Ajinomoto Co., Inc.FR_601090004
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198983 | Hoya Corp.FR_644150005
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198983 | Salmar ASAFR_B1W5NW906
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198983 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198983 | ASM International NVFR_516529906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198983 | Belimo Holding AGFR_ACI1WXBL7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198983 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198983 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000198983 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198983 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000198983 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198983 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000198983 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198983 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198983 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198983 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198983 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198983 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198983 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000198983 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000198983 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000198983 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198983 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198983 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198983 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000198983 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000122145 | Bank of Ireland Group PLCFR_BD1RP6901
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122145 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122145 | Van Lanschot Kempen NVFR_571630904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122145 | Eugene Technology Co. Ltd.FR_B0TBHH909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122145 | Sanwa Holdings Corp.FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122145 | Informa PLCFR_BMJ6DW904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122145 | Capcom Co. Ltd.FR_617369004
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122145 | Takasago Thermal Engineering Co. Ltd.FR_687052001
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122145 | Buzzi SpAFR_578220907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122145 | Elis SAFR_BVSS79904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122145 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000122145 | Japan
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000122145 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122145 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122145 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122145 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122145 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122145 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122145 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122145 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122145 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122145 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122145 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000122145 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000122145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000122145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122145 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000122145 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122145 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122145 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122145 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122145 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122145 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000122146 | Bank of Ireland Group PLCFR_BD1RP6901
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122146 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122146 | Van Lanschot Kempen NVFR_571630904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122146 | Eugene Technology Co. Ltd.FR_B0TBHH909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122146 | Sanwa Holdings Corp.FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122146 | Informa PLCFR_BMJ6DW904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122146 | Capcom Co. Ltd.FR_617369004
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122146 | Takasago Thermal Engineering Co. Ltd.FR_687052001
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122146 | Buzzi SpAFR_578220907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122146 | Elis SAFR_BVSS79904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122146 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000122146 | Japan
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000122146 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122146 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122146 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122146 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122146 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122146 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122146 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122146 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122146 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122146 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122146 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122146 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000122146 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000122146 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000122146 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122146 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122146 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000122146 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122146 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122146 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122146 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122146 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122146 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000250399 | Bank of Ireland Group PLCFR_BD1RP6901
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250399 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250399 | Van Lanschot Kempen NVFR_571630904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250399 | Eugene Technology Co. Ltd.FR_B0TBHH909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250399 | Sanwa Holdings Corp.FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250399 | Informa PLCFR_BMJ6DW904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250399 | Capcom Co. Ltd.FR_617369004
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250399 | Takasago Thermal Engineering Co. Ltd.FR_687052001
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250399 | Buzzi SpAFR_578220907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250399 | Elis SAFR_BVSS79904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250399 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000250399 | Japan
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000250399 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250399 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250399 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250399 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250399 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250399 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250399 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250399 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250399 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250399 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250399 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250399 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250399 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000250399 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000250399 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250399 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000250399 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000250399 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250399 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250399 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000250399 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250399 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250399 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000200975 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200975 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200975 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200975 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200975 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200975 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200975 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200975 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200975 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200975 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000200975 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200975 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200975 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200975 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200975 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200975 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200975 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200975 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200975 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200975 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200975 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000200975 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200975 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000200975 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200975 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200975 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200975 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200975 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200975 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200975 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200975 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200975 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200975 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200976 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200976 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200976 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200976 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200976 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200976 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200976 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200976 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200976 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200976 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200976 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200976 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000200976 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200976 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200976 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200976 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200976 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200976 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200976 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200976 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200976 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200976 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200976 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000200976 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200976 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000200976 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200976 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200976 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200976 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200976 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200976 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200976 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200976 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200976 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200976 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200978 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200978 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200978 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200978 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200978 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200978 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200978 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200978 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200978 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200978 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000200978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200978 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200978 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200978 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200978 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200978 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200978 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200978 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000200978 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200978 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000200978 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200978 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200978 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200978 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200978 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200978 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200978 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200978 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200978 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200978 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200977 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200977 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200977 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200977 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200977 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200977 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200977 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200977 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200977 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200977 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200977 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200977 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000200977 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200977 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200977 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200977 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200977 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200977 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200977 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200977 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200977 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200977 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200977 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000200977 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200977 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000200977 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200977 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200977 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200977 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200977 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200977 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200977 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200977 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200977 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200977 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.
[5]	Percentage rounds to less than 0.1% or (0.1)%.
[6]	Percentage rounds to less than 0.1% or (0.1)%.
[7]	Percentage rounds to less than 0.1% or (0.1)%.
[8]	Percentage rounds to less than 0.1% or (0.1)%.
[9]	Percentage rounds to less than 0.1% or (0.1)%.
[10]	Percentage rounds to less than 0.1% or (0.1)%.
[11]	Percentage rounds to less than 0.1% or (0.1)%.
[12]	Percentage rounds to less than 0.1% or (0.1)%.
[13]	Percentage rounds to less than 0.1% or (0.1)%.
[14]	Percentage rounds to less than 0.1% or (0.1)%.
[15]	Percentage rounds to less than 0.1% or (0.1)%.
[16]	Percentage rounds to less than 0.1% or (0.1)%.
[17]	Percentage rounds to less than 0.1% or (0.1)%.
[18]	Percentage rounds to less than 0.1% or (0.1)%.
[19]	Percentage rounds to less than 0.1% or (0.1)%.
[20]	Percentage rounds to less than 0.1% or (0.1)%.
[21]	Percentage rounds to less than 0.1% or (0.1)%.
[22]	Percentage rounds to less than 0.1% or (0.1)%.
[23]	Percentage rounds to less than 0.1% or (0.1)%.
[24]	Percentage rounds to less than 0.1% or (0.1)%.
[25]	Percentage rounds to less than 0.1% or (0.1)%.
[26]	Percentage rounds to less than 0.1% or (0.1)%.
[27]	Percentage rounds to less than 0.1% or (0.1)%.
[28]	Percentage rounds to less than 0.1% or (0.1)%.
[29]	Percentage rounds to less than 0.1% or (0.1)%.
[30]	Percentage rounds to less than 0.1% or (0.1)%.
[31]	Percentage rounds to less than 0.1% or (0.1)%.
[32]	Percentage rounds to less than 0.1% or (0.1)%.
[33]	Percentage rounds to less than 0.1% or (0.1)%.
[34]	Percentage rounds to less than 0.1% or (0.1)%.
[35]	Percentage rounds to less than 0.1% or (0.1)%.
[36]	Percentage rounds to less than 0.1% or (0.1)%.
[37]	Percentage rounds to less than 0.1% or (0.1)%.